Rule 497(e)
File Nos. 333-176926;
811-05817

GREAT-WEST SMART TRACKSM VARIABLE ANNUITY

Supplement dated September 24, 2012 to the Prospectus and

Statement of Additional Information dated May 1, 2012

for Variable Annuity-2 Series Account

of Great-West Life & Annuity Insurance Company

Effective September 24, 2012, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC) is renamed Great-West Capital Management, LLC. Therefore, all references to “GW Capital Management, LLC (doing business as Maxim Capital Management)” in the Prospectus and Statement of Additional Information are hereby deleted and replaced with “Great-West Capital Management, LLC.”

Effective September 24, 2012, Maxim Series Fund, Inc. is renamed Great-West Funds, Inc. Therefore, all references to “Maxim Series Fund, Inc.” in the Prospectus and Statement of Additional Information are hereby deleted and replaced with “Great-West Funds, Inc.”

Effective September 24, 2012, all funds within the former Maxim Series Fund, Inc. are renamed, replacing ‘Maxim’ with ‘Great-West’ among other changes. All references in the Prospectus and Statement of Additional Information to these funds are hereby deleted and replaced as follows:

Prior Name	New Name
Maxim Ariel MidCap Value Portfolio	Great-West Ariel Mid Cap Value Fund
Maxim Bond Index Portfolio	Great-West Bond Index Fund
Maxim Federated Bond Portfolio	Great-West Federated Bond Fund
Maxim International Index Portfolio	Great-West International Index Fund
Maxim Invesco ADR Portfolio	Great-West Invesco ADR Fund
Maxim Loomis Sayles Bond Portfolio	Great-West Loomis Sayles Bond Fund
Maxim Loomis Sayles Small-Cap Value Portfolio	Great-West Loomis Sayles Small Cap Value Fund
Maxim MFS International Growth Portfolio	Great-West MFS International Growth Fund
Maxim Money Market Portfolio	Great-West Money Market Fund
Maxim Putnam High Yield Bond Portfolio	Great-West Putnam High Yield Bond Fund
Maxim S&P 500® Index Portfolio	Great-West S&P 500® Index Fund
Maxim S&P Midcap 400® Index Portfolio	Great-West S&P Mid Cap 400® Index Fund
Maxim S&P SmallCap 600® Index Portfolio	Great-West S&P Small Cap 600® Index Fund
Maxim Short Duration Bond Portfolio	Great-West Short Duration Bond Fund
Maxim Stock Index Portfolio	Great-West Stock Index Fund
Maxim Templeton Global Bond Portfolio	Great-West Templeton Global Bond Fund
Maxim T. Rowe Price MidCap Growth Portfolio	Great-West T. Rowe Price Mid Cap Growth Fund
Maxim U.S. Government Mortgage Securities Portfolio	Great-West U.S. Government Mortgage Securities Fund
Maxim Aggressive Profile I Portfolio	Great-West Aggressive Profile I Fund
Maxim Moderately Aggressive Profile I Portfolio	Great-West Moderately Aggressive Profile I Fund
Maxim Moderate Profile I Portfolio	Great-West Moderate Profile I Fund
Maxim Moderately Conservative Profile I Portfolio	Great-West Moderately Conservative Profile I Fund
Maxim Conservative Profile I Portfolio	Great-West Conservative Profile I Fund
Maxim Lifetime 2015 Portfolio II	Great-West Lifetime 2015 Fund II
Maxim Lifetime 2025 Portfolio II	Great-West Lifetime 2025 Fund II
Maxim Lifetime 2035 Portfolio II	Great-West Lifetime 2035 Fund II
Maxim Lifetime 2045 Portfolio II	Great-West Lifetime 2045 Fund II
Maxim Lifetime 2055 Portfolio II	Great-West Lifetime 2055 Fund II

The section titled “Distribution of the Contracts” beginning on page 53 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Distribution of the Contracts

We offer the Contracts on a continuous basis. We offer the Contracts for sale through eligible broker/dealers that have entered into selling agreements with GWFS and us. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Any eligible broker/dealers will be registered as broker/dealers under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and members of FINRA. GWFS may also offer the Contract directly to potential purchasers.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”), in all cases as agent for GWFS, pays eligible broker/dealers compensation for the promotion and sale of the Contract. Compensation paid to eligible broker/dealers is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through a number of sources, such as fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See Expenses of the Portfolios on page 31 of this Prospectus. The Company pays a portion of these proceeds to eligible broker/dealers for distribution services.

As compensation for distribution services and some Contract administrative services, the Company may pay eligible broker/dealers a fee. The fee may be based on an annual rate of average monthly Series Account assets. The annual rate paid under this fee alternative is higher for Sub-Account assets allocated to the Income Segment than those assets allocated to the Investment Segment. This may create a conflict of interest by influencing the broker/dealer or your representative to recommend the Income Segment over the Investment Segment. In the alternative, the fee may be based on a percentage of Contributions. The Company also may pay a marketing allowance or allow other promotional incentives or payments to eligible broker/dealers in the form of cash or other compensation, as mutually agreed upon by the Company and eligible broker/dealers, to the extent permitted by FINRA rules and other applicable laws and regulations. The amount of commissions received by an individual registered representative in connection with the sale of the Contract is determined by his or her broker/dealer. You should ask your broker/dealer representative for further information about what compensation he or she, or the eligible broker/dealer, may receive in connection with your purchase of a Contract.

This Supplement must be accompanied by, or read in conjunction with,

the Prospectus and Statement of Additional Information dated May 1, 2012.

Please read this Supplement carefully and retain it for future reference.